Income Taxes - Summary of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Lease liabilities	$ 31,615,510	$ 33,474,270
Net operating losses	15,745,126	3,692,446
163(j) carryforward	5,934,846	1,458,105
Debt issuance costs	2,419,687	4,412,375
Capital acquisition costs	2,011,450	779,367
Other	3,409,797	9,430,097
Total deferred tax assets	61,136,416	53,246,660
Less: Valuation allowance (Canada)	(2,634,364)	(2,800,607)
Net deferred tax assets	58,502,052	50,446,053
Deferred tax liabilities
Right-of-use assets	(30,360,097)	(32,907,312)
Fixed assets	(14,973,077)	(12,400,551)
Goodwill	(10,664,325)	(8,392,326)
Other	(3,331,119)	(3,002,684)
Total deferred tax liabilities	(59,328,618)	(56,702,873)
Net deferred tax liabilities	$ (826,566)	$ (6,256,820)